Note 11. Segment Information	6 Months Ended
Jun. 30, 2011
Segment Reporting Disclosure [Text Block]
(11)	Segment Information

The Company extracts, processes and markets steam and metallurgical coal from surface and deep mines for sale to electric utilities, steel and coke producers, and industrial customers. The Company has two segments based on the coal basins in which the Company operates. These basins are located in Central Appalachia (CAPP) and in the Midwest (Midwest). The Company’s CAPP operations, which include the assets acquired in the IRP Acquisition, are located in eastern Kentucky and southern West Virginia.  The Company’s Midwest operations are located in southern Indiana.  The Company manages its coal sales by coal basin, not by individual mine complex.  Mine operations are evaluated based on their per-ton operating costs. Operating segment results are shown below (in thousands).

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010
Total revenues
CAPP	$323,792	$153,560	$461,377	$309,124
Midwest	28,245	29,485	55,242	58,522
Corporate	-	-	-	-
Total	$352,037	$183,045	$516,619	$367,646

Depreciation, depletion and amortization
CAPP	$25,199	$13,467	$38,251	26,955
Midwest	2,998	2,727	5,967	5,582
Corporate	13	15	27	30
Total	$28,210	$16,209	$44,245	$32,567

Total operating income (loss)
CAPP	$27,082	$31,758	$38,725	$63,400
Midwest	467	1,619	(898)	4,656
Corporate	(10,355)	(5,102)	(19,647)	(10,174)
Total	$17,194	$28,275	$18,180	$57,882

Net earnings (loss) (1)
CAPP	$27,082	$31,758	$38,725	$63,400
Midwest	467	1,619	(898)	4,656
Corporate	(26,760)	(13,527)	(44,642)	(24,961)
Total	$789	$19,850	$(6,815)	$43,095

(1)  Income and expense items that are not included in operating income (loss) are not allocated to the segments.

	June 30,	December 31,
	2011	2010
Total Assets
CAPP	$1,251,589	$551,762
Midwest	117,231	114,939
Corporate	59,303	117,868
Total	$1,428,123	$784,569

Goodwill
CAPP	$-	-
Midwest	26,492	26,492
Corporate	-	-
Total	$26,492	26,492